Capital Stock (Tables)	12 Months Ended
Sep. 30, 2023
Capital Stock [Abstract]
Schedule of Issued and Paid	Issued and paid
	As at September 30,
	2023		2022
	Number	$	Number	$
Common shares	167,610	9,894,326	167,610	9,894,326
Class A preferred shares	1,230,291	79,056,406	1,230,291	79,056,406
Class B preferred shares	1,296,922	82,626,031	1,296,922	82,626,031
Class C preferred shares	2,069,741	116,877,914	2,069,741	116,877,914
Class D-1 preferred shares	1,349,111	100,830,621	744,107	82,274,185
Class D-2 preferred shares	635,327	62,960,906	635,327	62,960,906
	6,749,002	452,246,204	6,143,998	433,689,768

Schedule of Common Share Activity	The following table summarizes common share activity during the year:
	Number	$
Common shares as at September 30, 2021	124,793	7,664,466
Shares issued related to Vayavision acquisition	42,594	2,215,739
Shares issued related to option exercises (note 19)	223	14,121
Common shares as at September 30, 2022	167,610	9,894,326
Common shares as at September 30, 2023	167,610	9,894,326